Fair value measurements and financial risk management - Gross remaining contractual obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	$ 380,717	$ 488,257
1 to 3 Years	1,366,531	1,222,355
Total	1,747,248	1,710,612
Accounts payable
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	79,129	79,319
1 to 3 Years	0	0
Total	79,129	79,319
Accrued expenses
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	102,188	101,311
1 to 3 Years	0	0
Total	102,188	101,311
Income tax payable
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	23,414	198,056
1 to 3 Years	0	0
Total	23,414	198,056
Lease liabilities, finance
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	10,995	9,428
1 to 3 Years	150,683	159,961
Total	161,678	169,389
Lease liabilities, operating
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	17,333	15,993
1 to 3 Years	106,192	110,398
Total	123,525	126,391
Notes payable
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	101,723	39,478
1 to 3 Years	466,897	548,289
Total	568,620	587,767
Liabilities held for sale
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	8,905	9,173
1 to 3 Years	0	0
Total	8,905	9,173
Other current liabilities
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	652	1,256
1 to 3 Years	0	0
Total	652	1,256
Contingent consideration liability
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	3,310	11,901
1 to 3 Years	2,837	4,724
Total	6,147	16,625
Deferred consideration liability
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	33,068	22,342
1 to 3 Years	2,000	21,310
Total	35,068	43,652
Deferred tax liability
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	0	0
1 to 3 Years	244,601	297,185
Total	244,601	297,185
Uncertain tax position
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	0	0
1 to 3 Years	392,188	79,142
Total	392,188	79,142
Other long-term liability
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	0	0
1 to 3 Years	1,133	1,346
Total	$ 1,133	$ 1,346